Assets held for sale or exchange and liabilities related to assets held for sale or exchange	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Assets held for sale or exchange and liabilities related to assets held for sale or exchange	Assets held for sale and liabilities related to assets held for sale
Assets held for sale, and liabilities related to assets held for sale, comprise:

(€ million)	December 31, 2024	December 31, 2023	December 31, 2022
Opella (D.36.)	13,489	—	—
Other	—	15	85
Assets held for sale	13,489	15	85
Opella (D.36.)	2,131	—	—
Other	—	13	10
Liabilities related to assets held for sale	2,131	13	10